<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston_Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston_Salem and State of North Carolina on the 13 day of February, 2002.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 157
FORM 13F INFORMATION TABLE VALUE TOTAL: $424,551,991

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer
Item 2
Title of
Class
Item 3
Cusip
Number
Item 4
Fair Market
Value
Item 5
Shares of
Principal
Amount

(a) Sole




Abbott Labs
Abraxas Petroleum Corporation
Allos Therapeutics
Alltell Corp.
Amazon Com, Inc.
American Capital Strategies
American Home Products
American Intl. Group, Inc.
Amgen Incorporated
AmSouth Bancorporation
Anheuser Busch Company, Inc.
AOL Time Warner
Apollo Group Inc. CL A
Asia Tigers Fund, Inc.
Automatic Data Processing, Inc.
Bank of America Corp.
Bank of Granite Corp
BankAmerica Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL
BNP Residential Property, Inc.
Boeing Company
Boston Acoustics
BP Amoco PLC ADR
Bristol Myers Squibb Co.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Chevron Texaco Corporation
Cincinnati Financial Corp
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
002824100
003830106
019777101
020039103
023135106
024937104
026609107
026874107
031162100
032165102
035229103
02364J104
037604105
04516T105
053015103
060505104
062401104
066050105
054937107
084670207
084670108
096903109
097023105
100534106
055622104
110122108
139793103
14040H105
14149Y108
166764100
172062101
$1,698,089
$13,200
$104,100
$370,318
$932,684
$584,010
$2,781,694
$1,384,657
$915,683
$487,979
$236,448
$6,259,596
$540,120
$364,940
$779,718
$5,799,961
$514,732
$9,985,759
$4,932,879
$8,961,225
$1,890,000
$538,698
$236,597
$129,000
$1,026,755
$1,439,883
$812,581
$10,145,298
$12,098,274
$541,692
$770,325
30459
10000
15000
5999
86200
20600
45334
17439
16224
25819
5230
195003
12000
51400
13238
92136
26036
158630
136607
3549
25
52250
6101
10750
22076
28233
75239
188050
187106
6045
20192
30459
10000
15000
5999
86200
20600
45334
17439
16224
25819
5230
195003
12000
51400
13238
92136
26036
158630
136607
3549
25
52250
6101
10750
22076
28233
75239
188050
187106
6045
20192



Item 1
Name of Issuer
Item 6
(b) Shares
as defined
in Instr. V.
Item 7
Managers
See Instr.
V.

(a) Sole
Item 8
(b) Shared

(c)
None


<


Abbott Labs
Abraxas Petroleum Corporation
Allos Therapeutics
Alltell Corp.
Amazon Com, Inc.
American Capital Strategies
American Home Products
American Intl. Group, Inc.
Amgen Incorporated
AmSouth Bancorporation
Anheuser Busch Company, Inc.
AOL Time Warner
Apollo Group Inc. CL A
Asia Tigers Fund, Inc.
Automatic Data Processing, Inc.
Bank of America Corp.
Bank of Granite Corp
BankAmerica Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BNP Residential Property, Inc.
Boeing Company
Boston Acoustics
BP Amoco PLC ADR
Bristol Myers Squibb Co.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Chevron Texaco Corporation
Cincinnati Financial Corp
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
30459
10000
15000
5999
86200
20600
45334
17439
16224
25819
5230
195003
12000
51400
13238
92136
26036
158630
136607
3549
25
52250
6101
10750
22076
28233
75239
188050
187106
6045
20192
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0



< C>


Cisco Sys., Inc.
Citigroup, Inc.
Clayton Homes
Coca-Cola Corporation
Coddle Creek Financial Inc
Collagenex Pharmaceuticals, Inc.
Comcast Corp. Class A SPL
CommScope, Inc.
Community Bancshares, Inc. SC
Corning, Inc.
Cousins Properties, Inc.
Cree, Inc.
CT Communications, Inc.
Dell Computer Corp.
Denbury Resources, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.
Disney, Walt Company
Domini Social Equity Fund
Duke Energy Corp.
Dupont de nemours E.I.
EMC Corp. MASS
Emerson Electric
Exxon  Mobile Corporation
Fannie Mae
Fedex Corporation
First INDL RLTY TR, Inc.
Forest Oil Corp.
Frisby Technologies, Inc.
Gap, Inc.
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
17275R102
172967101
184190106
191216100
191891100
19419B100
200300200
203372107
20343F190
219350105
222795106
225447101
126426402
247025109
247916208
249030107
25179M103
254394109
254687106
257132100
264399106
263534109
268648102
291011104
302290101
313586109
31428X106
32054K103
346091705
358743102
364760108
$2,921,596
$8,858,685
$3,520,018
$3,232,745
$1,366,248
$445,500
$466,200
$8,102,339
$1,189,383
$169,034
$375,144
$1,816,209
$261,518
$677,788
$1,179,286
$200,800
$3,691,423
$9,278,244
$1,492,938
$403,297
$524,200
$282,011
$1,069,649
$306,513
$3,458,557
$435,660
$290,528
$420,161
$253,890
$291,870
$397,639
161325
175489
205849
68563
52548
55000
12950
380928
91491
18950
15400
61650
15840
24937
161325
4000
95509
1288645
72053
14735
13352
6634
79587
5368
88004
5480
5600
13510
9000
126900
28525
161325
175489
205849
68563
52548
55000
12950
380928
91491
18950
15400
61650
15840
24937
161325
4000
95509
1288645
72053
14735
13352
6634
79587
5368
88004
5480
5600
13510
9000
126900
28525





Cisco Sys., Inc.
Citigroup, Inc.
Clayton Homes
Coca-Cola Corporation
Coddle Creek Financial Inc
Collagenex Pharmaceuticals, Inc.
Comcast Corp. Class A SPL
CommScope, Inc.
Community Bancshares, Inc. SC
Corning, Inc.
Cousins Properties, Inc.
Cree, Inc.
CT Communications, Inc.
Dell Computer Corp.
Denbury Resources, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.
Disney, Walt Company
Domini Social Equity Fund
Duke Energy Corp.
Dupont de nemours E.I.
EMC Corp. MASS
Emerson Electric
Exxon  Mobile Corporation
Fannie Mae
Fedex Corporation
First INDL RLTY TR, Inc.
Forest Oil Corp.
Frisby Technologies, Inc.
Gap, Inc.
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
161325
175489
205849
68563
52548
55000
12950
380928
91491
18950
15400
61650
15840
24937
161325
4000
95509
1288645
72053
14735
13352
6634
79587
5368
88004
5480
5600
13510
9000
126900
28525
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





Genentech, Inc. New
General Electric Company
Gillette Co.
Given Imaging
Glaxo Smith Kline PLC
Guidant Corporation
Harley Davidson
HCA, Inc.
Hewlet Packard
Highwood Properties, Inc.  REIT
Highwood Resources Ltd.
Home Depot, Inc.
Household International, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Intel Corp
International Business Machines
IRT Properties Company
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Kimberly-Clark Corp
Koninklijke Philips Electronics NV
Krispy Kreme Doughnuts, Inc.
KS Bancorp
Leggett & Platt, Inc.
Liberty Acorn Fund
Liberty Acorn Trust International
Liberty Media New Ser A
Lilly, Eli & Co.
Lincare Holdings, Inc.
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
368710406
369604103
375766102
M52020100
37733W105
401698105
412822108
404119109
428236103
431284108
431280106
437076102
441815107
442120101
443510201
458140100
459200101
450058102
475070108
478160104
48666K109
494368103
718337540
501014104
48266R108
524660107
53013P403
53015P817
001957208
532457108
532791100
$1,150,968
$12,878,826
$227,120
$2,636,136
$398,361
$13,301,580
$456,476
$211,970
$4,635,303
$690,919
$1,490
$1,127,015
$13,320,406
$614,514
$539,652
$9,076,501
$1,679,046
$919,274
$1,094,887
$2,342,310
$701,750
$381,225
$3,518,264
$424,320
$1,099,142
$2,934,340
$1,265,886
$1,027,782
$4,768,008
$663,663
$319,161
21216
321328
6800
147600
7996
267100
8405
5500
225672
26625
14900
22094
2299
18300
18368
288601
13881
86724
23663
39633
17500
6375
120861
9600
72312
127580
70799
55646
340572
8450
11140
21216
321328
6800
147600
7996
267100
8405
5500
225672
26625
14900
22094
2299
18300
18368
288601
13881
86724
23663
39633
17500
6375
120861
9600
72312
127580
70799
55646
340572
8450
11140





Genentech, Inc. New
General Electric Company
Gillette Co.
Given Imaging
Glaxo Smith Kline PLC
Guidant Corporation
Harley Davidson
HCA, Inc.
Hewlet Packard
Highwood Properties, Inc.  REIT
Highwood Resources Ltd.
Home Depot, Inc.
Household International, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Intel Corp
International Business Machines
IRT Properties Company
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Kimberly-Clark Corp
Koninklijke Philips Electronics NV
Krispy Kreme Doughnuts, Inc.
KS Bancorp
Leggett & Platt, Inc.
Liberty Acorn Fund
Liberty Acorn Trust International
Liberty Media New Ser A
Lilly, Eli & Co.
Lincare Holdings, Inc.
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
21216
321328
6800
147600
7996
267100
8405
5500
225672
26625
14900
22094
2299
18300
18368
288601
13881
86724
23663
39633
17500
6375
120861
9600
72312
127580
70799
55646
340572
8450
11140
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





Lowe's Companies Inc.
Martin Marietta Materials
Maxim Integrated Products, Inc.
McDonalds Corporation
Medtronic, Inc.
Mellon Financial Corp.
Merck & Co.
Methode Electronics, Inc. Class A
Microsoft Corporation
Minnesota Mining & Mfg.
Morgan, JP Chase & Co.
National Commerce Financial Corp.
Newell Rubbermaid, Inc.
Nextel Communications
Nokia Corp.
North Fork BanCorporation, Inc. NY
Oracle Corp.
Penn Virginia Resource Partners LP
Peoples Bancorp NC
Pepsico, Inc.
Pfizer, Inc.
Pharmacia Corp.
Pharmanetics, Inc.
Philip Morris Cos. Inc.
Polaris Industries, Inc.
Post PPTYS, Inc.
Procter & Gamble
Remington Oil & Gas Corporation
RF Micro Devices, Inc.
Sara Lee Corporation
Schering-Plough Corp
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
548661107
573284106
57772K101
580135101
585055106
58551A108
589331107
591520200
594918104
604059105
616880100
63545P104
651229106
65332V103
654902204
659424105
68389X105
707884102
710577107
713448108
717081103
71713U102
71713J107
718154107
731068102
737464107
742718109
759594302
749941100
803111103
806605101
$9,846,949
$7,731,499
$381,118
$999,666
$2,954,919
$1,045,836
$11,295,656
$144,000
$18,990,265
$8,332,859
$555,028
$2,154,599
$624,212
$671,848
$4,920,963
$242,004
$156,536
$206,400
$424,602
$15,733,394
$4,044,456
$346,489
$3,191,740
$1,375,271
$346,500
$772,343
$2,869,333
$2,072,973
$229,587
$847,096
$879,673
212173
165912
7258
37766
57702
27800
192103
18000
286559
70492
15269
85162
22641
61300
200610
7565
11335
8000
29589
323134
101492
8124
440240
29995
6000
21750
36261
119825
11939
38106
24565
212173
165912
7258
37766
57702
27800
192103
18000
286559
70492
15269
85162
22641
61300
200610
7565
11335
8000
29589
323134
101492
8124
440240
29995
6000
21750
36261
119825
11939
38106
24565






Lowe's Companies Inc.
Martin Marietta Materials
Maxim Integrated Products, Inc.
McDonalds Corporation
Medtronic, Inc.
Mellon Financial Corp.
Merck & Co.
Methode Electronics, Inc. Class A
Microsoft Corporation
Minnesota Mining & Mfg.
Morgan, JP Chase & Co.
National Commerce Financial Corp.
Newell Rubbermaid, Inc.
Nextel Communications
Nokia Corp.
North Fork BanCorporation, Inc. NY
Oracle Corp.
Penn Virginia Resource Partners LP
Peoples Bancorp NC
Pepsico, Inc.
Pfizer, Inc.
Pharmacia Corp.
Pharmanetics, Inc.
Philip Morris Cos. Inc.
Polaris Industries, Inc.
Post PPTYS, Inc.
Procter & Gamble
Remington Oil & Gas Corporation
RF Micro Devices, Inc.
Sara Lee Corporation
Schering-Plough Corp.
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
212173
165912
7258
37766
57702
27800
192103
18000
286559
70492
15269
85162
22641
61300
200610
7565
11335
8000
29589
323134
101492
8124
440240
29995
6000
21750
36261
119825
11939
38106
24565
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





Sealed Air Corp. New
ServiceMaster Co.
Shaw Group, Inc.
Sonoco Products
Southcoast Financial Corp.
Southern Community Bank&Trust, W-S,NC
Southern Financial Bancorp
Southtrust Corp.
Spherion Corporation
Stericycle, Inc.
Sun Microsystems
Suntrust Banks, Inc.
Sysco Corporation
Target Corporation
TCF Financial Corp
Terra Industries
Texas Instruments
Triad Guaranty Inc.
Tribune Co
Tyco Intl Ltd New
Unifirst Corporation - Mass
Union Planters Corp.
US Bancorp Del
VF Corporation
Vialink Company
Wachovia Corporation New
Walgreen Company
Wallace Computer Service
Wal-Mart Stores, Inc.
Waste Management, Inc. DEL
Wells Fargo & Co.
William Companies
Williams Communications Group
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
81211K100
81760N109
820280105
835495102
84129R100
842630105
842870107
844730101
848420105
858912108
866810104
867914103
871829107
87612E106
872275102
880915103
882508104
895925105
896047107
902124106
904708104
908068109
911596104
918204108
92552Q101
929903102
931422109
932270101
931142103
94106L109
949740104
969457100
969455104
$536,783
$5,615,013
$6,053,718
$3,104,119
$229,900
$439,408
$6,393,564
$213,149
$113,314
$1,826,400
$494,155
$272,494
$13,821,821
$536,688
$651,952
$86,849
$414,344
$27,029,492
$10,885,205
$2,825,728
$590,810
$243,657
$1,465,393
$3,078,279
$6,840
$3,668,367
$541,926
$3,053,516
$2,075,656
$4,192,974
$300,240
$298,686
$41,478
13150
406885
257605
116784
24200
60608
241540
8640
11610
30000
40045
4346
527148
13074
13588
24814
14798
745230
290815
47975
26200
5399
70014
78910
36000
116976
16100
160796
36067
131400
6910
11704
17650
13150
406885
257605
116784
24200
60608
241540
8640
11610
30000
40045
4346
527148
13074
13588
24814
14798
745230
290815
47975
26200
5399
70014
78910
36000
116976
16100
160796
36067
131400
6910
11704
17650


Grand Total 12/31/01


424,551,991







Sealed Air Corp. New
ServiceMaster Co.
Shaw Group, Inc.
Sonoco Products
Southcoast Financial Corp.
Southern Community Bank&Trust,W-S,NC
Southern Financial Bancorp
Southtrust Corp.
Spherion Corporation
Stericycle, Inc.
Sun Microsystems
Suntrust Banks, Inc.
Sysco Corporation
Target Corporation
TCF Financial Corp
Terra Industries
Texas Instruments
Triad Guaranty Inc.
Tribune Co
Tyco Intl Ltd New
Unifirst Corporation - Mass
Union Planters Corp.
US Bancorp Del
VF Corporation
Vialink Company
Wachovia Corporation New
Walgreen Company
Wallace Computer Service
Wal-Mart Stores, Inc.
Waste Management, Inc. DEL
Wells Fargo & Co.
William Companies
Williams Communications Group
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
13150
406885
257605
116784
24200
60608
241540
8640
11610
30000
40045
4346
527148
13074
13588
24814
14798
745230
290815
47975
26200
5399
70014
78910
36000
116976
16100
160796
36067
131400
6910
11704
17650
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









